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SMI 3Fourteen Full-Cycle Trend ETF
FUND SUMMARY – SMI 3Fourteen Full-Cycle Trend ETF
Investment Objective
The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI 3Fourteen Full-Cycle Trend ETF SMI 3Fourteen Full-Cycle Trend ETF
Management Fee	0.89%	[1]
Distribution (12b-1) and Service Fees	none	[2]
Other Expenses	none	[3]
Total Annual Fund Operating Expenses	0.89%
Less Fee Waivers and/or Expense Reimbursements	(0.04%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%
[1]	Under the Investment Advisory Agreement, 3Fourteen & SMI Advisory Services, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Under the Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees.
[3]	Other Expenses are estimated for the Fund’s initial fiscal year.
[4]	The Adviser has contractually agreed to waive its management fee to an annual rate of 0.85% of the average daily net assets of the Fund until April 20, 2026 and the Adviser may not terminate this arrangement prior to that date.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
SMI 3Fourteen Full-Cycle Trend ETF | SMI 3Fourteen Full-Cycle Trend ETF | USD ($)	87	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

The Fund is actively managed and typically owns 20 domestic stocks that are normally included in the S&P 500 Index (“S&P 500”). The stocks are chosen using a Full-Cycle Trend (“FCT”) strategy developed by an affiliate of the Adviser, 3Fourteen Research, LLC (“3Fourteen”). The FCT strategy is based on a proprietary model developed by 3Fourteen that selects stocks based on quality stock screens and trend factors such as return on capital and cash flow stability, earnings growth, return on investment, momentum, linear regression and trend analysis. The FCT strategy is used to create a model portfolio of stocks, which is published in a monthly newsletter issued by 3Fourteen and is available to subscribers to 3Fourteen’s newsletter, including the Adviser. The model portfolio is used by the Adviser to create the Fund’s portfolio of stocks. Each month, when the FCT model portfolio is updated, the Fund’s portfolio will be rebalanced and the Adviser will use its discretion regarding additional rebalancing during the month. At the Adviser’s discretion, the implementation of the FCT strategy and the model portfolio with respect to the Fund may or may not vary from 3Fourteen’s published version of the model portfolio in the following ways: the number of securities owned, the security types, and the timing of buys and sells for the Fund. Potential reasons for deviation from the model may include, but are not limited to, compliance to concentration limits imposed by the Investment Company Act of 1940 (the “1940 Act”), and atypical volatility of a stock immediately after the model has been published.

The Fund seeks to identify and hold stocks that the Adviser believes can outperform the S&P 500 over the entire market cycle (i.e. a period including both a bull market and a bear market).The Adviser believes that FCT’s systematic investment approach may generate returns that exceed the return of the S&P 500, and achieve the Fund’s investment objective of seeking long-term capital appreciation, and constantly monitors the performance of its universe of individual stocks and invests the Fund’s assets into the stocks deemed to be most attractive at the time of analysis.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Principal Risks
Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free at (844) FCTE-ETF or (844) 328-3383.

SMI 3Fourteen Full-Cycle Trend ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
SMI 3Fourteen Full-Cycle Trend ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
SMI 3Fourteen Full-Cycle Trend ETF | Equity Securities Risk [Member]

Equity Securities Risk. There is no guarantee that any favorable past performance of stocks selected for the Fund’s portfolio will continue, and such stocks may experience significant declines in value over short and longer time periods. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s stocks may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and adversely affect the Fund’s performance. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

SMI 3Fourteen Full-Cycle Trend ETF | Stock Market Risk [Member]

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets.  Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments decrease, your investment in the Fund decreases in value and you could lose money.

SMI 3Fourteen Full-Cycle Trend ETF | Model Portfolio and Management Risk [Member]

Model Portfolio and Management Risk 3Fourteen Research relies on various sources of information to assess the criteria of components of the Fund’s strategy, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that 3Fourteen Research’s calculation methodology or sources of information used to formulate the strategy to construct the model portfolio will provide an accurate assessment of included components. The Fund is subject to management risk as an actively-managed investment portfolio. As the Fund’s Adviser has the discretion to not fully replicate the Model Portfolio, it is subject to the risk that the investment strategy may not produce the intended results. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of a stock’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

SMI 3Fourteen Full-Cycle Trend ETF | Performance Deviation Risk [Member]

Performance Deviation Risk. Because of the Adviser’s timing of investing the Fund’s portfolio, there may be risk with respect to correlation of the Fund’s performance with the performance of the model portfolio. The Fund’s portfolio may from time to time deviate from the model portfolio. Further, the timing of cash flows for the Fund, changes in the model portfolio, the weightings of the securities included in the model portfolio in the Fund and the effect of expenses applicable to the Fund which are not applicable to the model portfolio also may cause the Fund’s performance to deviate from the performance of the model portfolio. If the Adviser does not invest the Fund in securities of the model at same time and in the same weights, there may be a deviation in the Fund’s performance.

SMI 3Fourteen Full-Cycle Trend ETF | Large-Capitalization Stock Risk [Member]

Large-Capitalization Stock Risk. Investments in large-capitalization company stocks individually or as a group could fall out of favor with the equity markets, causing the Fund to underperform investments that focus on mid- or small-capitalization company stocks. Larger, more established companies may be slow to respond to changing demographics, market challenges and may grow more slowly than smaller companies.

SMI 3Fourteen Full-Cycle Trend ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

SMI 3Fourteen Full-Cycle Trend ETF | Volatility Risk [Member]

Volatility Risk. Equity securities such as stocks tend to be more volatile than other investment choices. The value of an individual stock can be more volatile than the market as a whole. This volatility can affect the value of the Fund’s shares.

SMI 3Fourteen Full-Cycle Trend ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

SMI 3Fourteen Full-Cycle Trend ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is non-diversified, the Fund may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Funds’ performance.

SMI 3Fourteen Full-Cycle Trend ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

SMI 3Fourteen Full-Cycle Trend ETF | ETF Risks [Member]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
SMI 3Fourteen Full-Cycle Trend ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
SMI 3Fourteen Full-Cycle Trend ETF | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
SMI 3Fourteen Full-Cycle Trend ETF | Costs of Buying or Selling Shares [Member]
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
SMI 3Fourteen Full-Cycle Trend ETF | Shares May Trade at Prices Other Than NAV [Member]
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
SMI 3Fourteen Full-Cycle Trend ETF | Trading [Member]
Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
SMI 3Fourteen Full-Cycle Trend ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

SMI 3Fourteen Full-Cycle Trend ETF | New Adviser Risk [Member]
New Adviser Risk. The Adviser has not previously managed an ETF, however an affiliate of the Adviser has experience managing actively managed mutual funds with a similar investment strategy.